SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 324,934	$ 248,419	$ 333,307
GERMANY
Segment Reporting Information [Line Items]
Revenues	126,367	119,500	137,207
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	52,165	58,446	97,700
United States [Member]
Segment Reporting Information [Line Items]
Revenues	94,743	45,305	73,719
Spain [Member]
Segment Reporting Information [Line Items]
Revenues	30,946	7,465	3,138
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 20,713	$ 17,703	$ 21,543